PORTFOLIO OF INVESTMENTS
Columbia Sustainable U.S. Equity Income ETF
July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99.5%
Issuer Shares Value ($)
Communication Services  1.9%
Entertainment 0.5%
Walt Disney Co. (The) 217 25,376
Media 1.4%
Omnicom Group, Inc. 1,304 70,064
Total Communication Services 95,440
Consumer Discretionary  7.9%
Auto Components 1.2%
BorgWarner, Inc. 1,634 59,804
Hotels, Restaurants & Leisure 1.4%
Royal Caribbean Cruises Ltd. 1,391 67,756
Internet & Direct Marketing Retail 0.9%
Expedia Group, Inc. 577 46,743
Multiline Retail 0.6%
Target Corp. 239 30,085
Specialty Retail 3.8%
Best Buy Co., Inc. 724 72,103
Home Depot, Inc. (The) 171 45,399
Lowe's Cos., Inc. 267 39,759
Tractor Supply Co. 253 36,113
Total 193,374
Total Consumer Discretionary 397,762
Consumer Staples  9.0%
Beverages 1.3%
Molson Coors Beverage Co. Class B 1,791 67,198
Food & Staples Retailing 3.3%
Kroger Co. (The) 1,142 39,730
Sysco Corp. 1,114 58,875
Walgreens Boots Alliance, Inc. 1,681 68,434
Total 167,039
Food Products 3.5%
Campbell Soup Co. 713 35,343
General Mills, Inc. 635 40,177
Ingredion, Inc. 660 57,090
JM Smucker Co. (The) 415 45,380
Total 177,990
Household Products 0.9%
Church & Dwight Co., Inc. 440 42,385
Total Consumer Staples 454,612
Energy  6.2%
Energy Equipment & Services 1.7%
Baker Hughes Co. 2,342 36,277
Schlumberger Ltd. 2,920 52,969
Total 89,246
Oil, Gas & Consumable Fuels 4.5%
Chevron Corp. 369 30,974
ConocoPhillips 1,053 39,372
Exxon Mobil Corp. 919 38,671
ONEOK, Inc. 1,488 41,530
Phillips 66 379 23,506
Valero Energy Corp. 930 52,294
Total 226,347
Total Energy 315,593
Financials  21.2%
Banks 9.4%
Citigroup, Inc. 1,330 66,513
Citizens Financial Group, Inc. 2,439 60,512
Comerica, Inc. 2,094 80,661
KeyCorp 4,580 55,006
M&T Bank Corp. 526 55,730
PNC Financial Services Group, Inc. (The) 390 41,601
Regions Financial Corp. 4,946 53,714
Common Stocks (continued)
Issuer Shares Value ($)
Zions Bancorp NA 1,835 59,582
Total 473,319
Capital Markets 6.0%
Ameriprise Financial, Inc.
(a)
296 45,474
Bank of New York Mellon Corp. (The) 1,273 45,637
Franklin Resources, Inc. 2,837 59,719
Goldman Sachs Group, Inc. (The) 273 54,043
Morgan Stanley 1,398 68,334
State Street Corp. 462 29,471
Total 302,678
Consumer Finance 2.2%
Ally Financial, Inc. 3,988 80,159
American Express Co. 342 31,915
Total 112,074
Diversified Financial Services 0.7%
Voya Financial, Inc. 736 36,359
Insurance 2.9%
Allstate Corp. (The) 331 31,243
Lincoln National Corp. 1,589 59,222
Prudential Financial, Inc. 900 57,033
Total 147,498
Total Financials 1,071,928
Health Care  8.3%
Biotechnology 3.3%
AbbVie, Inc. 613 58,180
Amgen, Inc. 186 45,508
Gilead Sciences, Inc. 892 62,021
Total 165,709
Health Care Providers & Services 4.5%
AmerisourceBergen Corp. 486 48,692
Cardinal Health, Inc. 1,270 69,368
CVS Health Corp. 1,008 63,444
Quest Diagnostics, Inc. 362 45,999
Total 227,503
Pharmaceuticals 0.5%
Perrigo Co. PLC 468 24,813
Total Health Care 418,025
Industrials  14.3%
Aerospace & Defense 1.2%
Huntington Ingalls Industries, Inc. 225 39,085
Northrop Grumman Corp. 73 23,726
Total 62,811
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc. 377 31,860
Building Products 5.8%
A O Smith Corp. 1,060 51,028
Allegion PLC 390 38,789
Fortune Brands Home & Security, Inc. 624 47,736
Lennox International, Inc. 153 41,026
Masco Corp. 793 45,328
Owens Corning 1,175 71,052
Total 294,959
Commercial Services & Supplies 0.7%
Cintas Corp. 112 33,810
Industrial Conglomerates 0.8%
Honeywell International, Inc. 254 37,940
Machinery 3.9%
Cummins, Inc. 366 70,733
Parker-Hannifin Corp. 324 57,970
Snap-on, Inc. 476 69,434
Total 198,137

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
July 31, 2020 (Unaudited)
2 |
Notes to Portfolio of Investments
(a) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:
(b) The rate shown is the seven-day current annualized yield at July 31, 2020.
Common Stocks (continued)
Issuer Shares Value ($)
Professional Services 1.3%
Robert Half International, Inc. 1,264 64,300
Total Industrials 723,817
Information Technology  11.6%
Communications Equipment 0.9%
Juniper Networks, Inc. 1,775 45,050
IT Services 0.9%
International Business Machines Corp. 385 47,332
Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc. 884 56,868
Lam Research Corp. 208 78,449
Skyworks Solutions, Inc. 306 44,547
Texas Instruments, Inc. 289 36,862
Total 216,726
Software 2.3%
NortonLifeLock , Inc. 2,605 55,877
Oracle Corp. 1,033 57,280
Total 113,157
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc. 81 34,428
Hewlett Packard Enterprise Co. 5,794 57,187
HP, Inc. 3,968 69,757
Total 161,372
Total Information Technology 583,637
Materials  7.7%
Chemicals 4.1%
Celanese Corp. 715 69,498
LyondellBasell Industries NV Class A 1,080 67,522
Mosaic Co. (The) 2,089 28,139
PPG Industries, Inc. 374 40,261
Total 205,420
Containers & Packaging 1.3%
International Paper Co. 1,931 67,180
Metals & Mining 2.3%
Nucor Corp. 1,033 43,334
Steel Dynamics, Inc. 2,688 73,678
Total 117,012
Total Materials 389,612
Common Stocks (continued)
Issuer Shares Value ($)
Utilities  11.4%
Electric Utilities 5.4%
American Electric Power Co., Inc. 393 34,144
Edison International 1,069 59,511
Exelon Corp. 1,696 65,483
FirstEnergy Corp. 695 20,155
NextEra Energy, Inc. 106 29,754
OGE Energy Corp. 1,869 61,490
Total 270,537
Gas Utilities 2.2%
Atmos Energy Corp. 391 41,442
UGI Corp. 2,174 72,481
Total 113,923
Independent Power and Renewable Electricity Producers
1.1%
AES Corp. (The) 3,544 53,975
Multi-Utilities 2.1%
DTE Energy Co. 552 63,828
Sempra Energy 342 42,565
Total 106,393
Water Utilities 0.6%
American Water Works Co., Inc. 196 28,865
Total Utilities 573,693
Total Common Stocks
(Cost $5,136,559) 5,024,119
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.047%
(b)
13,622 13,622
Total Money Market Funds
(Cost $13,622) 13,622
Total Investments in Securities
(Cost $5,150,181) 5,037,741
Other Assets & Liabilities, Net 9,062
Net Assets 5,046,803
Affiliated Issuer
Beginning of
period($) Purchases($) Sales($)
Net change
in unrealized
appreciation
(depreciation) ($) End of period($)
Realized
gain/(loss)
($) Dividends($)
End of
period
shares
Ameriprise Financial, Inc. 31,234 22,372 (9,762) 1,630 45,474 (281) 653 296
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.